                                                               SchwabFunds(R)
                                                               Schwab New York
                                                               Municipal Money
                                                             Fund - Sweep Shares

           [Graphic - The Schwab Building, San Francisco, California]

Annual Report
December 31, 1996

                  Dear Shareholder,

[Photo of         It's been an exciting year at SchwabFunds(R). With the support
Charles R.        of investors like you, the SchwabFunds Family(R) continues to
Schwab]           rank among the largest and fastest-growing mutual fund
                  complexes in the nation. In total, Charles Schwab Investment
                  Management, Inc. (CSIM) manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles. You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios -- three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests primarily in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to certain changes in the markets. So you can get diversification among different funds and investing styles.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.




                                  /s/ Charles R. Schwab
                                  ---------------------
                                      Charles R. Schwab



Cover: The Schwab Building, San Francisco, California

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD TO
                                              YOUR SCHWAB MONEY FUND.


CHARLES SCHWAB

TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB MONEY FUND INVESTMENT.

Your Schwab Money Fund earns money market returns and gives you direct access to many investment opportunities available through Schwab. By funding your account now, you'll be able to quickly respond to changing market conditions with just a phone call to your Schwab representative. And you keep every dollar working for you.

SO DON'T DELAY. USE THIS CONVENIENT SCHWAB MONEYFUNDER TO SEND YOUR CHECK TODAY!

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE.

SCHWAB MONEYFUNDER
--------------------------------------
Please enclose your check and this
completed MoneyFunder slip in the
attached postage-paid envelope.

                                        ---------------------------------------
--------------------------------------            SCHWAB ACCOUNT NUMBER
NAME

$
--------------------------------------
AMOUNT OF INVESTMENT*

[ ] Check here if you would like more
    Schwab MoneyFunders for future use.

* MINIMUM INITIAL INVESTMENT $1,000;
  SUBSEQUENT MINIMUM $100, CUSTODIAN
  & IRA ACCOUNTS $1.

  An investment constitutes the
  purchase of shares in the money fund
  you have previously chosen as
  the primary fund for your
  brokerage account.


                                        ---------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ---------------------------------------


SMF Member SIPC (C) 1996 Charles
Schwab & Co., Inc. 1280-3 (7/96)

Printed on recycled paper.

CharlesSchwab


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB MONEY FUND:

1.  Fill out the Schwab MoneyFunder slip completely,     THIS ENVELOPE MUST
    including your name, account number and the amount   BE PRECEDED OR
    of your check. Please use one slip for each          ACCOMPANIED BY A
    account.                                             CURRENT SCHWAB MONEY
                                                         FUND PROSPECTUS. AN
2.  Make your check payable to CHARLES SCHWAB & CO.,     INVESTMENT IN A FUND IS
    INC., and enclose your check with the completed      NEITHER INSURED NOR
    slip in this postage-paid envelope.                  GUARANTEED BY THE U.S.
                                                         GOVERNMENT. THERE CAN
3.  Then just drop your Schwab MoneyFunder in the        BE NO ASSURANCE THAT A
    mail today--and start putting your money to work!    FUND WILL BE ABLE TO
    If you have any questions, don't hesitate to call    MAINTAIN A STABLE NET
    1-800-2 NO LOAD.                                     ASSET VALUE OF $1.00
                                                         PER SHARE.

Attn: Dept. FP 333-7
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO., INC.
                PO BOX 7783
                SAN FRANCISCO CA 94120-9330

                               TABLE OF CONTENTS

OVERVIEW .............................................................     1
FUND SUMMARY .........................................................     2
ECONOMIC HIGHLIGHTS ..................................................     6
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ...........................    10
GLOSSARY OF TERMS ....................................................    14
PORTFOLIO SUMMARY ....................................................    15
FINANCIAL STATEMENTS AND NOTES .......................................    16
RESULTS OF SPECIAL SHAREHOLDERS MEETING AND PROXY VOTE ...............    34


OVERVIEW

We're pleased to report on the performance of your investment in the Schwab New York Municipal Money Fund -- Sweep Shares for the year ended December 31, 1996. During the year, these shares provided you with competitive current income exempt from federal regular income tax and New York state and New York City personal income taxes,1 combined with capital stability and ready access to your money.

The Schwab New York Municipal Money Fund -- Sweep Shares seeks to maintain a stable $1 share price to protect your principal. As with all money funds, however, there can be no assurance that the Fund will be able to maintain a $1 net asset value per share. It's also important to understand that your investment is not insured or guaranteed by the U.S. government.

THE SCHWAB NEW YORK MUNICIPAL MONEY FUND'S NAME WAS CHANGED FROM THE SCHWAB NEW YORK TAX-EXEMPT MONEY FUND ON JANUARY 2, 1997 TO REFLECT A CHANGE IN ITS INVESTMENT POLICY, AS EXPLAINED LATER IN THIS REPORT.



1 Income may be subject to the federal Alternative Minimum Tax (AMT).

SCHWAB NEW YORK MUNICIPAL MONEY FUND-
SWEEP SHARES SUMMARY
(FORMERLY SCHWAB NEW YORK TAX-EXEMPT MONEY FUND-
SWEEP SHARES)

PERFORMANCE REVIEW

The table below presents 7-day average yields at the end of the year. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================
                              7-DAY AVERAGE YIELDS 2
                                (as of 12/31/96)

      Simple           Compound           Compound Taxable Equivalent 3
--------------------------------------------------------------------------------
       3.15%             3.20%                        5.96%
================================================================================

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the triple tax-exempt* income which may be paid by the Schwab New York Municipal Money Fund -- Sweep Shares can provide you with higher yields than taxable money funds on a taxable equivalent basis. Here's how the compound taxable equivalent yield of these sweep shares compared with the average compound yield for First Tier taxable money funds on December 31, 1996 for shareholders in the highest New York 1996 tax bracket:

================================================================================
   Your Sweep Shares' 7-day
   compound taxable equivalent yield 2,3                       5.96%

   Average 7-day compound yield for
   fully taxable money funds 4                                 4.93%
                                                               -----

   YOUR YIELD ADVANTAGE, AFTER TAXES:                          1.03%
================================================================================

*Income may be subject to the federal Alternative Minimum Tax (AMT).
2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab New York Municipal Money Fund-Sweep Shares' 7-day simple yield would have been 2.89%, the 7-day compound yield would have been 2.93% and the 7-day compound taxable equivalent yield would have been 5.45% at December 31, 1996.
3 Taxable equivalent yield assumes a 1996 maximum combined federal regular income tax and New York state and New York City personal income tax rate of 46.27%.
4 Source: IBC Financial Data's average 7-day compound yield for the 270 funds in the First Tier category of Taxable Money Funds, as of December 31, 1996. Past performance is no guarantee of future results.

The following is a pie chart illustrating the portfolio composition of the Schwab New York Municipal Money Fund as of December 31, 1996.


SCHWAB NEW YORK MUNICIPAL MONEY FUND
PORTFOLIO COMPOSITION -- DECEMBER 31, 1996

                                [PIE CHART HERE]

Variable Rate Obligations                             65%
Tax-Exempt Commercial Paper                            4%
Anticipation Notes                                    23%
Other                                                  5%
Variable Rate Tender Option Bonds/Partnerships         3%

PORTFOLIO COMPOSITION

The chart above illustrates the composition of the Fund's portfolio as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The Schwab New York Municipal Money Fund invests in high-quality, short-term municipal obligations issued by the state of New York, its agencies and municipalities. To minimize credit risk, the Fund primarily has invested in securities rated in the highest rating category (known as "First Tier") assigned by the requisite number of nationally recognized statistical rating organizations (NRSROs), or securities of equivalent credit quality, if unrated.

GROWTH IN FUND ASSETS AND SHAREHOLDERS

The table below illustrates the growth in the Schwab New York Municipal Money Fund-Sweep Shares' total net assets and number of shareholders during the 12-month reporting period.


                                12/31/96         12/31/95         CHANGE
--------------------------------------------------------------------------------
TOTAL NET ASSETS (000s)         $270,612         $204,863          +32%
--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNTS              9,931            6,946           +43%
--------------------------------------------------------------------------------



SELECTING A MONEY FUND

The Schwab sweep money funds can be linked to your Schwab account to keep all of your money invested and working for you. With this special "sweep" feature, a balance of $100 or more in your account can be automatically invested, or "swept" on a regular basis into the Sweep Shares you select, where it will be available to settle trades and cover other day-to-day transactions. It can be a smart, convenient way to manage your short-term cash.

The most appropriate sweep money fund for you will depend upon such factors as your attitudes toward risk and return, your income tax bracket, and how much money you normally keep in a money fund. We offer both taxable and tax-advantaged choices to meet your individual needs.

- The Schwab Money Market Fund invests in high-quality commercial paper, certificates of deposit, and other types of investments.

- The Schwab Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities.

- The Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury notes, bills, or other direct obligations of the U.S. government, and pays income free from state and local taxes in the vast majority of states.

- If you're in a high tax bracket, one of our tax-advantaged municipal money funds may provide you with higher returns after taxes. The Schwab Municipal Money Fund -- Sweep Shares invests in municipal obligations that generate income free from federal regular income tax.* And for investors in California and New York, Schwab offers Sweep Shares which provide additional state and local tax advantages.* Consult your tax advisor for specific guidance on your own tax situation before investing.

If you consistently maintain high money fund balances, you may wish to consider investing your longer-term cash reserves in one of our Value Advantage Investments(R). These money funds offer potentially higher yields than our sweep funds, but they do not include sweep features.



* Income may be subject to the federal Alternative Minimum Tax (AMT).

The following is a bar graph which illustrates the Quarterly % change in GDP for each quarter from the first quarter 1990 through the fourth quarter 1996.


ECONOMIC HIGHLIGHTS

1996 GROWTH CONTINUES THE SIXTH YEAR
OF ECONOMIC EXPANSION

REAL GDP GROWTH RATE
(QUARTERLY % CHANGE, ANNUAL RATE)


Real Gross Domestic Product
Chain Weighted
Percent change from preceeding quarter, seasonally adjusted at annual rates
Source:  Bloomberg

                              CHART 9
                              Real GDP
Q1 1990                       4.1%
Q2 1990                       1.3%
Q3 1990                      -1.9%
Q4 1990                      -4.1%
Q1 1991                      -2.2%
Q2 1991                       1.7%
Q3 1991                       1.0%
Q4 1991                       1.0%
Q1 1992                       4.7%
Q2 1992                       2.5%
Q3 1992                       3.0%
Q4 1992                       4.3%
Q1 1993                      -0.1%
Q2 1993                       1.9%
Q3 1993                       2.3%
Q4 1993                       4.8%
Q1 1994                       2.5%
Q2 1994                       4.9%
Q3 1994                       3.5%
Q4 1994                       3.0%
Q1 1995                       0.4%
Q2 1995                       0.7%
Q3 1995                       3.8%
Q4 1995                       0.3%
Q1 1996                       2.0%
Q2 1996                       4.7%
Q3 1996                       2.1%
Q4 1996                       4.7%

Source: Bloomberg L.P.


- The GDP growth rate for 1996 was 3.4%. This growth rate represents a significant improvement from the relatively weak 1.3% overall rate in 1995 and in particular, the 0.3% fourth quarter 1995 rate, which caused concern over the possibility of a recession early in 1996.

- The 1996 second and fourth quarter growth rates of 4.7% resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board (Fed) policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

The following is a line graph which illustrates the monthly unemployment rate from January 1990 through December 1996.

U.S. UNEMPLOYMENT RATE
Source: Bloomberg

                             Unemployment Rate
                 Jan-90           5.3%
                 Feb-90           5.3%
                 Mar-90           5.2%
                 Apr-90           5.4%
                 May-90           5.3%
                 Jun-90           5.1%
                 Jul-90           5.4%
                 Aug-90           5.6%
                 Sep-90           5.7%
                 Oct-90           5.8%
                 Nov-90           6.0%
                 Dec-90           6.2%
                 Jan-91           6.3%
                 Feb-91           6.5%
                 Mar-91           6.8%
                 Apr-91           6.6%
                 May-91           6.8%
                 Jun-91           6.8%
                 Jul-91           6.7%
                 Aug-91           6.8%
                 Sep-91           6.8%
                 Oct-91           6.9%
                 Nov-91           6.9%
                 Dec-91           7.1%
                 Jan-92           7.1%
                 Feb-92           7.3%
                 Mar-92           7.3%
                 Apr-92           7.3%
                 May-92           7.4%
                 Jun-92           7.7%
                 Jul-92           7.6%
                 Aug-92           7.6%
                 Sep-92           7.5%
                 Oct-92           7.4%
                 Nov-92           7.3%
                 Dec-92           7.3%
                 Jan-93           7.1%
                 Feb-93           7.0%
                 Mar-93           7.0%
                 Apr-93           7.0%
                 May-93           6.9%
                 Jun-93           6.9%
                 Jul-93           6.8%
                 Aug-93           6.7%
                 Sep-93           6.7%
                 Oct-93           6.7%
                 Nov-93           6.5%
                 Dec-93           6.4%
                 Jan-94           6.7%
                 Feb-94           6.6%
                 Mar-94           6.5%
                 Apr-94           6.4%
                 May-94           6.0%
                 Jun-94           6.0%
                 Jul-94           6.1%
                 Aug-94           6.1%
                 Sep-94           5.9%
                 Oct-94           5.6%
                 Nov-94           5.6%
                 Dec-94           5.4%
                 Jan-95           5.6%
                 Feb-95           5.4%
                 Mar-95           5.8%
                 Apr-95           5.7%
                 May-95           5.7%
                 Jun-95           5.6%
                 Jul-95           5.7%
                 Aug-95           5.3%
                 Sep-95           5.6%
                 Oct-95           5.5%
                 Nov-95           5.6%
                 Dec-95           5.6%
                 Jan-96           5.8%
                 Feb-96           5.5%
                 Mar-96           5.6%
                 Apr-96           5.4%
                 May-96           5.6%
                 Jun-96           5.3%
                 Jul-96           5.4%
                 Aug-96           5.1%
                 Sep-96           5.2%
                 Oct-96           5.2%
                 Nov-96           5.3%
                 Dec-96           5.3%

Source: Bloomberg L.P.


- The unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

- Job creation slowed during the latter half of 1996, consistent with the slowing of the economy in the third quarter from the second quarter of 1996.

The following is a bar and line graph which illustrates the monthly consumer price index and the quarterly employment cost index from January 1990 through December 1996.


MEASURES OF INFLATION

Consumer Price Index - All Items YOY
Employment Cost Index (includes both wages and salaries and benefits components)
- Quarterly Data Annualized
Source:  Bloomberg

                                    CHART 14

                                             Monthly             Quarterly
                                             Consumer            Employment
                                              Price                Cost
                                             Index -              Index -
                                              YOY %                YOY %
                                             Change               Change
Jan-90                                       5.2%                 5.3%
Feb-90                                       5.3%                 5.3%
Mar-90                                       5.2%                 5.3%
Apr-90                                       4.7%                 5.4%
May-90                                       4.4%                 5.4%
Jun-90                                       4.7%                 5.4%
Jul-90                                       4.8%                 5.1%
Aug-90                                       5.6%                 5.1%
Sep-90                                       6.2%                 5.1%
Oct-90                                       6.3%                 4.8%
Nov-90                                       6.3%                 4.8%
Dec-90                                       6.1%                 4.8%
Jan-91                                       5.7%                 4.6%
Feb-91                                       5.3%                 4.6%
Mar-91                                       4.9%                 4.6%
Apr-91                                       4.9%                 4.5%
May-91                                       5.0%                 4.5%
Jun-91                                       4.7%                 4.5%
Jul-91                                       4.4%                 4.3%
Aug-91                                       3.8%                 4.3%
Sep-91                                       3.4%                 4.3%
Oct-91                                       2.9%                 4.2%
Nov-91                                       3.0%                 4.2%
Dec-91                                       3.1%                 4.2%
Jan-92                                       2.6%                 4.1%
Feb-92                                       2.8%                 4.1%
Mar-92                                       3.2%                 4.1%
Apr-92                                       3.2%                 3.5%
May-92                                       3.0%                 3.5%
Jun-92                                       3.1%                 3.5%
Jul-92                                       3.2%                 3.4%
Aug-92                                       3.1%                 3.4%
Sep-92                                       3.0%                 3.4%
Oct-92                                       3.2%                 3.5%
Nov-92                                       3.0%                 3.5%
Dec-92                                       2.9%                 3.5%
Jan-93                                       3.3%                 3.4%
Feb-93                                       3.2%                 3.4%
Mar-93                                       3.1%                 3.4%
Apr-93                                       3.2%                 3.6%
May-93                                       3.2%                 3.6%
Jun-93                                       3.0%                 3.6%
Jul-93                                       2.8%                 3.6%
Aug-93                                       2.8%                 3.6%
Sep-93                                       2.7%                 3.6%
Oct-93                                       2.8%                 3.4%
Nov-93                                       2.7%                 3.4%
Dec-93                                       2.7%                 3.4%
Jan-94                                       2.5%                 3.2%
Feb-94                                       2.5%                 3.2%
Mar-94                                       2.5%                 3.2%
Apr-94                                       2.4%                 3.1%
May-94                                       2.3%                 3.1%
Jun-94                                       2.5%                 3.1%
Jul-94                                       2.8%                 3.1%
Aug-94                                       2.9%                 3.1%
Sep-94                                       3.0%                 3.1%
Oct-94                                       2.6%                 3.0%
Nov-94                                       2.7%                 3.0%
Dec-94                                       2.7%                 3.0%
Jan-95                                       2.8%                 3.0%
Feb-95                                       2.9%                 3.0%
Mar-95                                       2.9%                 3.0%
Apr-95                                       3.1%                 3.0%
May-95                                       3.2%                 3.0%
Jun-95                                       3.0%                 3.0%
Jul-95                                       2.8%                 2.8%
Aug-95                                       2.6%                 2.8%
Sep-95                                       2.5%                 2.8%
Oct-95                                       2.8%                 2.8%
Nov-95                                       2.6%                 2.8%
Dec-95                                       2.5%                 2.8%
Jan-96                                       2.7%                 2.9%
Feb-96                                       2.7%                 2.9%
Mar-96                                       2.8%                 2.9%
Apr-96                                       2.9%                 2.9%
May-96                                       2.9%                 2.9%
Jun-96                                       2.8%                 2.9%
Jul-96                                       3.0%                 2.9%
Aug-96                                       2.9%                 2.9%
Sep-96                                       3.0%                 2.9%
Oct-96                                       3.0%                 3.0%
Nov-96                                       3.3%                 3.0%
Dec-96                                       3.3%                 3.0%

-- Quarterly Employment Cost Index    --- Monthly Consumer Price Index

Source: Bloomberg L.P.


- Although trending slightly upward, both employment cost and CPI remained in check during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose 2.6%, the lowest rate since 1965.

- The Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

The following is a line graph which illustrates the 90 day municipal commercial paper rates for each week in 1996.


SHORT-TERM MUNICIPAL INTEREST RATES IN 1996

YIELDS
90-Day Municipal Commercial Paper
January 2, 1996 -- December 31, 1996


                                                  CHART 13
                                                  90-Day Municipal Commercial Paper Yield
 1/3/96                                           3.30%
 1/10/96                                          3.25%
 1/17/96                                          3.20%
 1/24/96                                          3.20%
 1/31/96                                          3.35%
 2/7/96                                           3.15%
 2/14/96                                          3.20%
 2/21/96                                          3.20%
 2/28/96                                          3.20%
 3/6/96                                           3.10%
 3/13/96                                          3.30%
 3/20/96                                          3.30%
 3/27/96                                          3.35%
 4/3/96                                           3.35%
 4/10/96                                          3.50%
 4/17/96                                          3.50%
 4/24/96                                          3.65%
 5/1/96                                           3.60%
 5/8/96                                           3.65%
 5/15/96                                          3.60%
 5/22/96                                          3.55%
 5/29/96                                          3.55%
 6/5/96                                           3.40%
 6/12/96                                          3.40%
 6/19/96                                          3.55%
 6/26/96                                          3.60%
 7/3/96                                           3.35%
 7/10/96                                          2.90%
 7/17/96                                          3.00%
 7/24/96                                          3.54%
 7/31/96                                          3.54%
 8/7/96                                           3.35%
 8/14/96                                          3.42%
 8/21/96                                          3.45%
 8/28/96                                          3.44%
 9/4/96                                           3.45%
 9/11/96                                          3.23%
 9/18/96                                          3.23%
 9/25/96                                          3.59%
10/2/96                                           3.30%
10/9/96                                           3.32%
10/16/96                                          3.56%
10/23/96                                          3.56%
10/30/96                                          3.60%
11/6/96                                           3.32%
11/13/96                                          3.27%
11/20/96                                          3.50%
11/27/96                                          3.50%
12/4/96                                           3.50%
12/11/96                                          3.35%
12/18/96                                          3.46%
12/25/97                                          3.46%

==90-Day Municipal Commercial Paper

Source: Lehman Brothers, Inc.

- Short-term municipal interest rates displayed a moderate decline early in the year in response to fears of an economic recession, and then increased moderately during the middle of the year in response to concerns over excessive growth and its potential impact on future inflation.

- Short-term municipal rates exhibited moderate volatility, much of which was a result of the market's reaction to strong employment reports.

- Short-term municipal rates experienced their typical supply related dip in June.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

STEPHEN B. WARD - Senior Vice President of Charles Schwab and Co., Inc. and Chief Investment officer of Charles Schwab Investment Management, Inc. Mr. Ward has held this position since 1993. He joined CSIM in 1991 as a Vice President and Portfolio Manager.

WALTER BEVERIDGE - Portfolio Manager of the Schwab Municipal Money Fund and Schwab California Municipal Money Fund since 1992 and the Schwab New York Municipal Money Fund since 1995. Mr. Beveridge joined CSIM as a Portfolio Manager in 1992.

JACK GAZZOLA - Associate Portfolio Manager. Mr. Gazzola joined the Portfolio Management Team in 1992.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During most of the one-year reporting period, interest rates exhibited no clear trend, amid uncertainty over inflationary pressures and ever-changing signals from the Fed over the direction of interest rates. The Fed adjusted interest rates only once during the period by lowering the Federal Funds rate from 5.50% to 5.25% on February 1, 1996. As a result, the Fund maintained a relatively neutral maturity policy, avoiding significant deviations from other funds with similar investment objectives. By employing a neutral maturity strategy and avoiding a bet on the level of future interest rates by significantly extending or shortening the portfolio, the portfolio management team was able to be more responsive to changes in interest rates and maintain the portfolio's competitive position. The Fund's average maturity at the beginning of the period was 50 days and 51 days at the end of the reporting period.

Q. WHAT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUND?

A. Money market funds are required by law to hold high-quality securities in their portfolios. For the Schwab New York Municipal Money Fund, we have continued to take the additional step of only investing in what are referred to as First Tier securities. In general, a First Tier security provides certain maturity limits and carries the highest credit rating from the required number of nationally recognized statistical rating organizations (NRSROs). If unrated, a security must be deemed to be of comparable quality to a First Tier security according to guidelines approved by the Board of Trustees of The Charles Schwab Family of Funds.

Certain securities owned by the Fund are insured or backed by a Letter of Credit issued by a First Tier financial institution. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness in addition to the underlying strength of the primary issuer. The credit quality of the insurance companies and financial institutions providing credit enhancements are reviewed by Charles Schwab Investment Management, Inc. as a regular part of our thorough credit review procedures for all portfolio securities and issuers.

Q. CAN YOU DESCRIBE THE ECONOMIC CLIMATE IN NEW YORK AND ITS IMPACT ON THE STATE'S MUNICIPAL SECURITIES?

A. New York state's satisfactory credit quality is supported by a diverse economic base and the central role New York City continues to play in international finance, tourism, and other service-related businesses. The state entered the 1990 recession earlier than others and its recovery has been significantly slower and less robust. At the current growth rate, New York may not reach pre-recession employment levels until late 1997. Economic growth may continue to be constrained by ongoing structural changes in the economy, corporate downsizing and relocation, cutbacks in defense spending, and high levels of public assistance.

In spite of reported budgetary surpluses in 1993, 1994 and 1996, New York still faces the challenge of resolving a general fund deficit of more than $2.3 billion. In early July 1996, after the longest delay in the state's history, Governor George Pataki and the legislature agreed on a 1997 budget that will result in slightly higher New York state spending than in 1996. The success of this budget will depend largely on the state's ability to achieve forecast levels of economic growth and implement its budget strategies in a smooth and timely fashion. Growth forecasts notwithstanding, New York's economy continues to be somewhat sluggish, and major delays in adoption of the budget and other administrative roadblocks make it difficult for the state to implement many of the new policies. Therefore, the state is unlikely to reverse its general fund deficit within the next twelve months.

We are satisfied with the credit quality of the New York securities which the Fund currently owns, and we will continue to monitor the state's economic situation. New York's current long-term credit ratings are A from Moody's Investor Service, A- from Standard & Poor's Corporation, and A+ from Fitch Investors Services, Inc., three well-known rating agencies.

Q. HOW DID THE RECENT PROXY VOTE AFFECT THE FUND'S INVESTMENT POLICIES AND STRATEGIES?

A. Prior to the recent proxy vote, the Fund was limited in its ability to invest in securities which generated income subject to the federal Alternative Minimum Tax (AMT). The Fund was limited to investing no more than 20% of total assets in AMT investments. As a result of the affirmative proxy vote, the 20% limitation is eliminated and the Fund is allowed to increase its holdings of AMT investments beyond the 20% level. The successful proxy vote also resulted in the Fund's name change to replace the term "Tax-Exempt" with "Municipal" as of January 2, 1997.

AMT investments typically offer higher yields than other types of municipal securities with similar credit quality. Our research indicated that the majority of investors are not subject to the federal Alternative Minimum Tax and, as a result, are likely to benefit from the potentially higher yields. Although all shareholders may enjoy higher yields, for shareholders subject to the federal AMT, the policy change may result in a greater percentage of their income from the Fund being subject to AMT.

More municipal and tax-free money market funds in the industry are purchasing AMT investments and the percentage of AMT investments in many other funds has grown in recent years. In light of these market trends, the Investment Manager and the Board of Trustees both felt this change was important to help enable the Fund to remain competitive now and in the future.

Shareholders passed another proxy proposal which eliminated, reclassified or amended several of the Fund's fundamental policies and investment restrictions. These changes are intended to allow the Fund to act more quickly and efficiently to capitalize on future investment opportunities or changes in investment laws or regulations. The amendments in this final proposal did not result in any change to the investment objective or reduce the credit quality of the Fund.

For the final tabulation of proxy votes, please refer to page 34.

GLOSSARY OF TERMS

ALTERNATIVE MINIMUM TAX (AMT) A federal tax on income in addition to regular income taxes designed to ensure that very wealthy individuals and corporations pay at least some income tax each year.

COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, or line of credit that provides an additional level of creditworthiness for debt securities to supplement the financial strength of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST TIER SECURITY A security that matures within certain recognized limits and carries the top credit rating from the requisite number of NRSROs, or if unrated, is of comparable credit quality.

HIGH-QUALITY SECURITY A security ranked in the highest two rating categories by a nationally recognized statistical rating organization (NRSRO), or if unrated, is of comparable credit quality.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's or Moody's Investor Services, which evaluates and rates the credit quality of securities.

REAL GDP The national Gross Domestic Product (GDP)--the total value of all goods and services produced in the U.S. over a specific period of time--adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

TAXABLE EQUIVALENT YIELD The return you would have to realize on a fully taxable investment in order to equal a specified tax-exempt yield; this hypothetical yield varies according to your income tax bracket.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
(Formerly Schwab New York Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                   ASSET GROWTH

    Total              Total           Percentage
  Net Assets         Net Assets        Growth Over
as of 12/31/96     as of 12/31/95       Reporting
    (000s)             (000s)            Period
---------------------------------------------------
   $337,295           $220,006              53%
---------------------------------------------------

AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

                    SWEEP SHARES

     Last               Last              Last
  Seven Days        Three Months      Twelve Months
---------------------------------------------------
     3.15%              2.81%             2.71%
---------------------------------------------------

                VALUE ADVANTAGE SHARES

     Last               Last              Last
  Seven Days        Three Months      Twelve Months
---------------------------------------------------
     3.39%              3.05%             2.95%
---------------------------------------------------

                       MATURITY SCHEDULE
                   PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/96      6/30/96      9/30/96       12/31/96
---------------------------------------------------------------------
    0 -  15 Days       67.6%       72.0%          74.1%        71.2%
   16 -  30 Days         2.7         2.3            2.9          0.0
   31 -  60 Days         0.0         7.8            1.7          6.9
   61 -  90 Days        16.0         0.0            0.6          0.0
   91 - 120 Days         1.7         1.4            0.0          3.0
   Over 120 Days        12.0        16.5           20.7         18.9
Weighted Average      44 Days      54 Days       55 Days      51 Days
---------------------------------------------------------------------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
VARIABLE RATE OBLIGATIONS--65.49%(A)
Albany, New York Industrial Development Agency
  Adjustable Rate Revenue Bonds (Newkirk Products,
  Inc.) Series 1995A/(Fleet Bank of New York LOC)
  4.30%, 01/07/97                                         $1,000          $1,000
Babylon, New York General Obligation Bonds Series B/
  (Bank of Nova Scotia SBPA & AMBAC Insurance)
  3.90%, 01/07/97                                          5,600           5,600
Babylon, New York Industrial Development Authority
  Revenue Bonds (General Microwave)/(National
  Westminster Bank PLC LOC)
  4.15%, 01/07/97                                          1,500           1,500
Cortland County, New York Industrial Development
  Agency Revenue Bonds (General Signal Corp.
  Project) Series 1983/(Wachovia Bank LOC)
  3.60%, 01/07/97                                          1,750           1,750
Erie County, New York Water Authority Revenue Bonds
  Series 1993B/(IBJ SBPA & AMBAC Insurance)
  3.80%, 01/07/97                                          1,400           1,400
Franklin County, New York Industrial Development
  Agency Revenue Bonds (Kes Chateaugay LP Project)
  Series A/(Bank of Tokyo-Mitsubishi LOC)
  4.05%, 01/07/97                                          3,000           3,000
Geneva, New York Industrial Development Agency Civic
  Facility Revenue Bonds (Colleges of The Seneca)
  Series 1993A/(Sumitomo Bank LOC)
  4.30%, 01/07/97                                          2,410           2,410
Monroe County, New York Industrial Development
  Agency Revenue Bonds (ENBI Corp. Lease Rent
  Project) Series 1988/(ABN-Amro Bank N.V. LOC)
  3.85%, 01/07/97                                          2,000           2,000
New Rochelle, New York Industrial Development
  Authority Revenue Bonds (Charles Sadek Import
  Corp.)/(Bank of New York LOC)
  3.50%, 01/07/97                                          5,500           5,500
New York City, New York Cultural Trust Resources
  Revenue Bonds (American Museum of Natural History)
  Series 1991B/(MBIA Insurance & Credit Suisse SPA)
  3.80%, 01/07/97                                            800             800
New York City, New York General Obligation Bonds
  Series 1993 Subseries B-2B/(Morgan Guaranty Trust
  SBPA)
  4.50%, 01/01/97                                          1,400           1,400
New York City, New York General Obligation Bonds
  Series 1994 Subseries A-9/(Morgan Guaranty Trust
  SBPA)
  4.00%, 01/01/97                                          1,000           1,000

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
New York City, New York General Obligation Bonds
  Series 1995B-1 Subseries B-8/(Bayerische
  Landesbank Girozentrale LOC)
  4.05%, 01/07/97                                        $ 3,100         $ 3,100
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Columbus Gardens Project) Series 1993A/(Citibank
  LOC)
  3.95%, 01/07/97                                          3,165           3,165
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Parkgate Tower Project)/(Citibank LOC)
  3.00%, 01/07/97                                         10,880          10,880
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Tribeca Towers Project) Series 1994A/(FNMA
  Collateral Investment Agreement)
  4.05%, 01/07/97                                         12,100          12,100
New York City, New York Housing Development Corp.
  Variable Rate Demand Special Obligation Revenue
  Bonds (East 96th Street Project) Series 1990A/
  (Bank of Tokyo-Mitsubishi LOC)
  4.15%, 01/07/97                                         12,400          12,400
New York City, New York Industrial Development
  Agency Floating Rate Revenue Bonds (White Plains
  Auto)/(Societe Generale LOC)
  2.95%, 01/07/97                                            200             200
New York City, New York Industrial Development
  Agency Revenue Bonds (Brooklyn Navy Yard Co.)
  Series 1995A/(Bank of America LOC)
  4.15%, 01/07/97                                         13,500          13,500
New York City, New York Municipal Water Finance
  Authority Water & Sewer System Revenue Bonds
  Series 1992C/(FGIC Insurance & FGIC SBPA)
  5.00%, 01/01/97                                          1,500           1,500
New York City, New York Municipal Water Finance
  Authority Water & Sewer System Revenue Bonds
  Series 1995A/(FGIC Insurance & FGIC SPA)
  4.70%, 01/01/97                                          1,000           1,000
New York City, New York Trust for Cultural Resources
  Revenue Bonds (Solomon R. Guggenheim Project)
  Series 1990B/(Swiss Bank LOC)
  4.80%, 01/07/97                                            800             800
New York City, New York Various Rate General
  Obligation Bonds Series 1995B Subseries B-10/
  (Union Bank of Switzerland LOC)
  4.05%, 01/07/97                                          7,500           7,500

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
New York State Dormitory Authority Revenue Bonds
  (Cornell University) Series 1990B/(Morgan Guaranty
  Trust LOC)
  4.80%, 01/07/97                                         $  500          $  500
New York State Dormitory Authority Revenue Bonds
  (Masonic Hall Asylum)/(AMBAC Insurance & Credit
  Local de France SBPA)
  3.70%, 01/07/97                                          8,200           8,200
New York State Dormitory Authority Revenue Bonds
  (New York Public Library) Series 1992B/(Canadian
  Imperial Bank of Commerce LOC)
  4.00%, 01/07/97                                          1,500           1,500
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1993A/
  (Toronto-Dominion Bank LOC)
  4.05%, 01/07/97                                          2,900           2,900
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1993B/
  (Toronto-Dominion Bank LOC)
  4.00%, 01/07/97                                          5,500           5,500
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1994A/(Union
  Bank of Switzerland LOC)
  4.00%, 01/07/97                                          2,000           2,000
New York State Energy Research & Development
  Authority Pollution Control Revenue Bonds (Central
  Hudson Gas & Electric Corp. Project) Series 1985A/
  (Morgan Guaranty Trust LOC)
  3.40%, 01/07/97                                         10,000          10,000
New York State Energy Research & Development
  Authority Pollution Control Revenue Bonds (Niagara
  Mohawk Power Project)/(Morgan Guaranty Trust LOC)
  4.75%, 01/01/97                                          2,300           2,300
New York State Energy Research & Development
  Authority Pollution Control Revenue Refunding
  Bonds (Niagara Mohawk Power Project) Series 1985A/
  (Toronto-Dominion Bank LOC)
  4.70%, 01/01/97                                          1,100           1,100
New York State Energy Research & Development
  Authority Pollution Control Revenue Refunding
  Bonds (Orange & Rockland Utilities, Inc. Project)
  Series 1994A/(FGIC Insurance & Societe Generale
  SBPA)
  3.80%, 01/07/97                                         15,400          15,400

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
New York State Housing Finance Agency Multi-Family
  Housing Revenue Bonds (Normandie Court II) Series
  1987A/(Bankers Trust LOC)
  4.15%, 01/07/97                                         $4,900          $4,900
New York State Housing Finance Agency Revenue Bonds
  (East 84th Street Project) Series 1995A/(Fleet
  Bank of New York LOC)
  4.15%, 01/07/97                                          5,000           5,000
New York State Housing Finance Agency Revenue Bonds
  (Mount Sinai School of Medicine) Series 1984A/
  (Sanwa Bank LOC)
  3.85%, 01/07/97                                          5,700           5,700
New York State Job Development Authority Special
  Purpose Bonds Series A-1 Thru A-25/(State of New
  York Guaranty & Sumitomo Bank LOC)
  5.00%, 01/07/97                                          2,200           2,200
New York State Local Government Assistance Corp.
  Public Improvement Revenue Bonds Series 1995B/
  (Bank of Nova Scotia LOC)
  4.00%, 01/07/97                                          8,700           8,700
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1993A/(Credit Suisse & Union
  Bank of Switzerland LOC)
  4.00%, 01/07/97                                          4,400           4,400
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1994B/(Credit Suisse & Swiss
  Bank LOC)
  4.00%, 01/07/97                                            400             400
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995F/(Toronto-Dominion Bank
  LOC)
  4.00%, 01/07/97                                          2,800           2,800
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995G/(National Westminster
  Bank PLC LOC)
  3.85%, 01/07/97                                          5,500           5,500
New York State Medical Care Facilities Financing
  Agency Revenue Bonds (Pooled Equipment Loan
  Program) Series 1/(Chase Manhattan Bank LOC)
  3.05%, 01/07/97                                          2,200           2,200
Niagara County, New York Industrial Development
  Agency Revenue Bonds (Allegheny Ludlum Steel Co.)
  Series 1984/(PNC Bank LOC)
  4.00%, 01/07/97                                          3,500           3,500
Niagara Falls, New York Bridge Commission Revenue
  Bonds Series 1993A/(FGIC Insurance & IBJ SBPA)
  3.70%, 01/07/97                                          6,400           6,400

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Puerto Rico Government Development Bank Revenue
  Refunding Bonds Series 1985/(Credit Suisse LOC)
  3.75%, 01/07/97                                         $5,000        $  5,000
Schenectady, New York Industrial Development Agency
  Revenue Bonds (Fortitech Holding Corp. Project)
  Series A/(Fleet Bank of New York LOC)
  4.30%, 01/07/97                                          1,500           1,500
St. Lawrence County, New York Industrial Development
  Agency Environmental Improvement Revenue Bonds
  (Reynolds Metals Project) Series 1995/(Royal Bank
  of Canada LOC)
  4.00%, 01/07/97                                          4,000           4,000
Town of Islip, New York Industrial Development
  Revenue Bonds-MAGU Realty (Creative Bath
  Products)/(Chase Manhattan Bank LOC)
  4.00%, 01/07/97                                          3,990           3,990
Triborough Bridge & Tunnel Authority, New York
  Special Obligation Bridge Revenue Bonds Series
  1994/(FGIC Insurance & FGIC SPA)
  3.95%, 01/07/97                                          9,000           9,000
Yonkers, New York Industrial Development Agency
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project) Series 1989/(IBJ LOC)
  4.10%, 01/07/97                                          1,500           1,500
Yonkers, New York Industrial Development Agency
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project) Series 1991/(IBJ LOC)
  4.10%, 01/07/97                                            700             700
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $220,296)                          220,295
                                                                         -------
BOND ANTICIPATION NOTES--9.36%(b)
Broome County, New York Bond Anticipation Notes
  Series 1996-97
  3.75%, 04/18/97                                          7,500           7,508
Dutchess County, New York Bond Anticipation Notes
  Series 1996B
  3.15%, 02/28/97                                          2,300           2,301
Monroe County, New York Bond Anticipation Notes
  Series 1996-97
  3.65%, 06/06/97                                          7,560           7,586

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Rochester, New York General Obligation Bond
  Anticipation Notes Series 1996-97
  3.76%, 10/30/97                                        $14,000         $14,083
                                                                          ------
TOTAL BOND ANTICIPATION NOTES
  (Cost $31,478)                                                          31,478
                                                                          ------
TAX ANTICIPATION NOTES--7.06%(b)
Central Islip, New York Union Free School District
  Tax Anticipation Notes Series 1996-97
  4.05%, 06/30/97                                          7,000           7,015
New York City, New York Tax Anticipation Notes
  Series 1996A
  3.63%, 02/12/97                                          1,000           1,001
  3.40%, 02/12/97                                          3,700           3,704
Plainview-Old Bethpage, New York College School
  District Tax Anticipation Notes Series 1996-97
  4.00%, 06/30/97                                          7,000           7,017
Suffolk County, New York Tax Anticipation Notes/
  (National Westminster Bank PLC & Westdeutsche
  Landesbanken LOC)
  3.95%, 09/11/97                                          5,000           5,018
                                                                          ------
TOTAL TAX ANTICIPATION NOTES
  (Cost $23,755)                                                          23,755
                                                                          ------
REVENUE ANTICIPATION NOTES -- 4.74%(b)
Erie County, New York Revenue Anticipation Notes
  Series 1996A/(Union Bank of Switzerland LOC)
  3.60%, 04/17/97                                          2,500           2,505
Rockland County, New York Revenue Anticipation Notes
  Series 1996
  3.95%, 05/16/97                                          3,400           3,403
  3.73%, 05/16/97                                         10,000          10,018
                                                                          ------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $15,926)                                                          15,926
                                                                          ------
TAX-EXEMPT COMMERCIAL PAPER--3.54%(b)
New York City, New York General Obligation
  Commerical Paper Fiscal 94 Series H Subseries H-3
  3.55%, 02/19/97                                          1,500           1,500

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
New York City, New York Municipal Water Finance
  Authority Tax-Exempt Commercial Paper/
  (Credit Suisse LOC)
  3.70%, 01/15/97                                         $8,400         $ 8,400
New York State Power Authority Tax-Exempt
  Commercial Paper
  3.40%, 02/06/97                                          2,000           2,000
                                                                          ------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $11,900)                                                          11,900
                                                                          ------
GENERAL OBLIGATIONS--2.74%(b)
Albany, New York Unlimited General Obligation Bonds
  Series 1993/(AMBAC Insurance)
  3.40%, 01/15/97                                          1,150           1,150
Monroe County, New York Unlimited Tax Public
  Improvement General Obligation Bonds
  3.54%, 03/01/97                                          7,540           7,552
Williamsville, New York Consolidated School District
  Unlimited General Obligation Bonds/(FSA Insurance)
  3.70%, 05/01/97                                            500             503
                                                                          ------
TOTAL GENERAL OBLIGATIONS
  (Cost $9,205)                                                            9,205
                                                                          ------
VARIABLE RATE TENDER OPTION
    BOND PARTNERSHIPS--1.60%(a)(c)
New York State Dormitory Authority Revenue Bonds
  (New York University) Tender Option Bond
  Partnership (BTP-26)/(Automated Data Processing,
  Inc. Tender Option & MBIA Insurance)
  4.26%, 01/07/97                                          5,375           5,375
                                                                          ------
TOTAL VARIABLE RATE TENDER OPTION BOND PARTNERSHIPS
  (Cost $5,375)                                                            5,375
                                                                          ------
TAX AND REVENUE ANTICIPATION NOTES--1.49%(b)
Puerto Rico Commonwealth Tax & Revenue Anticipation
  Notes Series 1
  3.43%, 07/30/97                                          5,000           5,016
                                                                         -------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
  (Cost $5,016)                                                            5,016
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
MANDATORY PUT BONDS--1.49%(b)
New York State Energy Research & Development Agency
  Pollution Control Revenue Bonds (Long Island
  Lighting Co. Project) Series 1985B/(Deutsche Bank
  LOC)
  3.25%, 03/01/97                                         $5,000        $  5,000
                                                                         -------
TOTAL MANDATORY PUT BONDS
  (Cost $5,000)                                                            5,000
                                                                         -------
VARIABLE RATE TENDER OPTION BONDS--1.31%(a)
New York City, New York General Obligation Bonds
  (Citi-1i)/(AMBAC Insurance, Escrowed to Maturity
  with Government Securities & Citibank Tender
  Option)
  4.35%, 01/07/97                                          4,400           4,400
                                                                         -------
TOTAL VARIABLE RATE TENDER OPTION BONDS
  (Cost $4,400)                                                            4,400
                                                                         -------

REVENUE BONDS--1.18%(b)
New York State Dormitory Authority Revenue Bonds
  Series A (City University)/(Escrowed to Maturity
  with Government Securities)
  3.55%, 07/01/97                                          1,800           1,877
New York State Medical Care Facilities Financing
  Agency Revenue Bonds/(Escrowed to Maturity with
  Government Securities)
  3.40%, 08/15/97                                          2,000           2,105
                                                                         -------
TOTAL REVENUE BONDS
  (Cost $3,981)                                                            3,982
                                                                         -------
TOTAL INVESTMENTS--100%
  (Cost $336,332)                                                       $336,332
                                                                         =======

See accompanying Notes to Schedule of Investments.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 1996

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(b) Interest rates represent effective yield to put or call date at time of purchase.

(c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab New York Municipal Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1996, the aggregate value of private placement securities held by the Fund was $5,375,000 which represented 1.59% of net assets. All of these private placement investments were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

    Abbreviations
    -------------
    AMBAC      AMBAC Indemnity Corporation
    FGIC       Financial Guaranty Insurance Company
    FNMA       Federal National Mortgage Association
    FSA        Financial Security Assurance
    IBJ        Industrial Bank of Japan
    LOC        Letter of Credit
    MBIA       Municipal Bond Investors Assurance Corporation
    SBPA       Standby Purchase Agreement
    SPA        Securities Purchase Agreement

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1996

ASSETS
Investments, at value (Cost: $336,332)                      $336,332
Cash                                                              31
Interest receivable                                            2,630
Receivable for Fund shares sold                                1,107
Receivable from advisor                                            1
Deferred organization costs                                       18
Prepaid expenses                                                  34
                                                            --------
    Total assets                                             340,153
                                                            --------
LIABILITIES
Payable for:
  Dividends                                                    1,191
  Fund shares redeemed                                         1,545
  Investment advisory and administration fee                      11
  Transfer agency and shareholder service fees                    22
  Other                                                           89
                                                            --------
    Total liabilities                                          2,858
                                                            --------
Net assets applicable to outstanding shares                 $337,295
                                                            ========
NET ASSETS CONSIST OF:
  Paid-in-capital                                           $337,310
  Accumulated net realized loss on investments sold              (15)
                                                            --------
                                                            $337,295
                                                            ========
PRICING OF SHARES
  $0.00001 par value (unlimited shares authorized)
    Outstanding Sweep Shares                                 270,625
    Outstanding Value Advantage Shares                        66,685
                                                            --------
                                                             337,310
  Net asset value, offering and redemption price per each
    Sweep and Value Advantage Share                            $1.00

See accompanying Notes to Financial Statements.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended December 31, 1996

Interest income                                               $9,105
                                                              ------
Expenses:
  Investment advisory and administration fee                   1,231
  Transfer agency and shareholder service fees:
    Sweep Shares                                               1,053
    Value Advantage Shares                                        84
  Custodian fees                                                 165
  Registration fees                                              108
  Professional fees                                               35
  Shareholder reports                                             68
  Trustees' fees                                                   7
  Amortization of deferred organization costs                      6
  Insurance and other expenses                                     6
                                                              ------
                                                               2,763
Less: expenses reduced and absorbed (see Note 4)                (997)
                                                              ------
  Total expenses incurred by Fund                              1,766
                                                              ------
Net investment income                                          7,339
Net realized loss on investments sold                             (9)
                                                              ------
Increase in net assets resulting from operations              $7,330
                                                              ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                           Year ended   Period ended
                                          December 31,  December 31,
                                              1996         1995*
                                          ------------  ------------
Operations:
  Net investment income                    $    7,339    $    5,167
  Net realized loss on investments sold            (9)           (6)
                                            ---------     ---------
  Increase in net assets resulting from
    operations                                  7,330         5,161
                                            ---------     ---------
Dividends to shareholders from net
  investment income:
    Sweep Shares                               (6,338)       (5,046)
    Value Advantage Shares                     (1,001)         (121)
                                            ---------     ---------
  Total dividends to shareholders              (7,339)       (5,167)
                                            ---------     ---------
Capital share transactions (at $1.00 per
  share):
  Proceeds from shares sold                   979,381       692,976
  Net asset value of shares issued in
    reinvestment of dividends                   6,854         4,181
  Less payments for shares redeemed          (868,937)     (477,145)
                                            ---------     ---------
  Increase in net assets from capital
    share transactions                        117,298       220,012
                                            ---------     ---------
Total increase in net assets                  117,289       220,006

Net assets:
  Beginning of period                         220,006            --
                                            ---------     ---------
  End of period                            $  337,295    $  220,006
                                            =========     =========

---------------
* Period from February 27, 1995 (commencement of operations) to December 31,
  1995.

See accompanying Notes to Financial Statements.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

1. DESCRIPTION OF THE FUND

The Schwab New York Municipal Money Fund (the "Fund"), formerly known as the Schwab New York Tax-Exempt Money Fund, is a series of The Charles Schwab Family of Funds (the "Trust") a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Fund offers multiple classes of shares -- the Sweep Shares ("Sweep Shares") and Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from

------------------------------------------------------------------------------

security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.41% of the next $1 billion, and 0.40% of such assets in excess of $2 billion. The

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

Investment Manager has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.45% and 0.25% of average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. Schwab has reduced a portion of its fees for the year ended December 31, 1996 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $7,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees and expenses reduced and absorbed by the Investment Manager and Schwab were $713,000 and $284,000, respectively (see Note 7).

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1996, aggregated (in thousands) $569,110 and $451,579, respectively.

------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares (at $1.00 per share) were as follows (in thousands):

                                         Year ended       Period ended
                                        December 31,      December 31,
                                            1996             1995*
                                        ------------      ------------
Proceeds from shares sold:
   Sweep Shares                          $  868,824        $  671,692
   Value Advantage Shares                   110,557            21,284
                                          ---------         ---------
     Total                                  979,381           692,976
Net asset value of shares issued in
  reinvestment of dividends:
   Sweep Shares                               6,081             4,126
   Value Advantage Shares                       773                55
                                          ---------         ---------
     Total                                    6,854             4,181
Less payments for shares redeemed:
   Sweep Shares                            (809,149)         (470,949)
   Value Advantage Shares                   (59,788)           (6,196)
                                          ---------         ---------
     Total                                 (868,937)         (477,145)
Total increase in net assets from
  capital share transactions             $  117,298        $  220,012
                                          =========         =========

---------------
* The Sweep Shares commenced operations on February 27, 1995 and the Value Advantage Shares commenced operations on July 7, 1995.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

7. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                              Sweep Shares           Value Advantage Shares
                                        -------------------------  --------------------------
                                           Year         Period         Year         Period
                                          ended         Ended         ended         Ended
                                       December 31,  December 31,  December 31,  December 31,
                                           1996        1995(1)         1996        1995(2)
                                       ------------  ------------  ------------  ------------
Net asset value at beginning of period   $   1.00      $   1.00      $   1.00      $   1.00
Income from investment operations
---------------------------------
 Net investment income                       0.03          0.03          0.03          0.02
 Net realized and unrealized gain
   (loss) on investments                       --            --            --            --
                                         --------      --------       -------       -------
 Total from investment operations            0.03          0.03          0.03          0.02
Less distributions
------------------
 Dividends from net investment income       (0.03)        (0.03)        (0.03)        (0.02)
 Distributions from realized gain on
   investments                                 --            --            --            --
                                         --------      --------       -------       -------
 Total distributions                        (0.03)        (0.03)        (0.03)        (0.02)
                                         --------      --------       -------       -------
Net asset value at end of period         $   1.00      $   1.00      $   1.00      $   1.00
                                         ========      ========       =======       =======
Total return (not annualized)                2.74%         2.75%         2.99%         1.62%
------------
Ratios/Supplemental data
------------------------
Net assets, end of period (000s)         $270,612      $204,863      $ 66,683      $ 15,143
 Ratio of expenses to average net
   assets+                                   0.69%         0.63%*        0.45%         0.45%*
 Ratio of net investment income to
   average net assets+                       2.71%         3.20%*        2.98%         3.42%*

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net
     assets                                  1.04%        1.04%*         1.01%         1.81%*
   Ratio of net investment income to
     average net assets                      2.36%        2.79%*         2.42%         2.06%*

(1) Period from February 27, 1995 (commencement of operations) to December 31, 1995.

(2)   Period from July 7, 1995 (commencement of operations) to December 31,
      1995.

* Annualized

------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Schwab New York Municipal Money Fund
(Formerly Schwab New York Tax-Exempt Money Fund)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab New York Municipal Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

SCHWAB NEW YORK MUNICIPAL MONEY FUND
(Formerly Schwab New York Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PROXY VOTING RESULTS

A special meeting of the shareholders of Schwab New York Municipal Money Fund Sweep and Value Advantage Shares was held on December 16, 1996. The results of votes taken among the shareholders on proposals before them are listed below.

PROPOSAL 1

Election of Trustees.

                                Number of Shares        Number of Shares
                                   Voted For                Withheld
                             ----------------------     ----------------
Charles R. Schwab                  143,348,721              5,043,463
Donald F. Dorward                  143,532,424              4,859,760
Robert G. Holmes                   143,550,667              4,841,517
William J. Klipp                   143,527,494              4,864,690
Timothy F. McCarthy                143,580,313              4,811,871
Donald R. Stephens                 143,440,094              4,952,090
Michael W. Wilsey                  143,565,782              4,826,402

PROPOSAL 2

To approve amending the Fund's investment policy concerning Alternative Minimum Tax (AMT) investments.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               117,842,559                79.41%
Against                            18,185,613                12.26%
Abstain                            12,364,011                 8.33%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

PROPOSAL 3.1

To approve changes to restrictions regarding borrowing and lending.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               119,758,417                80.70%
Against                            17,595,997                11.86%
Abstain                            11,037,769                 7.44%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

------------------------------------------------------------------------------

PROPOSAL 3.2

To approve changes to restrictions regarding issuance of senior securities.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               119,425,228                80.48%
Against                            17,748,733                11.96%
Abstain                            11,218,222                 7.56%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

PROPOSAL 3.3

To approve change in restriction regarding compliance with the diversification requirements of the 1940 Act.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               120,715,980                81.35%
Against                            16,628,460                11.21%
Abstain                            11,047,743                 7.44%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

PROPOSAL 3.4

To approve change in restriction regarding investment in Industrial Development Revenue Bonds issued by "Unseasoned Issuers".

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               119,144,669                80.29%
Against                            18,196,349                12.26%
Abstain                            11,051,165                 7.45%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

PROPOSAL 3.5

To approve change in restriction regarding investment in "restricted securities".

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               119,550,717                80.56%
Against                            17,572,817                11.84%
Abstain                            11,268,649                 7.60%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS (continued)

PROPOSAL 3.6

To approve change in restriction regarding investment in shares of other investment companies.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               120,044,066                80.90%
Against                            17,072,338                11.50%
Abstain                            11,275,779                 7.60%
                                  -----------               ------
     TOTAL                        148,392,183               100.00%
                                  ===========               ======

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                 Schwab Asset Director -- Balanced Growth Fund
               Schwab Asset Director -- Conservative Growth Fund
                Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation


                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

                   Schwab Government Bond Funds -- Long-Term
                             and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate
               Schwab California Tax-Free Bond Funds -- Long-Term
                             and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the Schwabfunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                ===============
SCHWABFUNDS                                                        BULK RATE
FAMILY [LOGO] (R)                                                 U.S. POSTAGE
                                                                      PAID
101 Montgomery Street                                           CHARLES SCHWAB
San Francisco, California 94104                                 ===============



INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4502R(2/97) CRS 11011 Printed on recycled paper.